Submission	Mar. 20, 2026
Submission [Line Items]
Central Index Key	0002075589
Registrant Name	Law's Business Group Holding Limited
Registration File Number	333-290728
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A